Accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Useful lives
Cash and cash equivalents in subsidiaries subject to credit agreement restrictions	$ 97,370	$ 90,955
Minimum | Leased Land And Buildings [Member]
Useful lives
Years of estimated useful life - Leases.	5 years
Minimum | Leased Plant And Machinery [Member]
Useful lives
Years of estimated useful life - Leases.	1 year
Maximum | Leased Land And Buildings [Member]
Useful lives
Years of estimated useful life - Leases.	50 years
Maximum | Leased Plant And Machinery [Member]
Useful lives
Years of estimated useful life - Leases.	37 years
Capitalised development expenditure | Minimum
Disclosure of intangible assets material to entity [abstract]
Amortization period	4 years
Capitalised development expenditure | Maximum
Disclosure of intangible assets material to entity [abstract]
Amortization period	10 years
Rights of use | Minimum
Disclosure of intangible assets material to entity [abstract]
Amortization period	10 years
Rights of use | Maximum
Disclosure of intangible assets material to entity [abstract]
Amortization period	20 years
Computer software | Minimum
Disclosure of intangible assets material to entity [abstract]
Amortization period	2 years
Computer software | Maximum
Disclosure of intangible assets material to entity [abstract]
Amortization period	5 years
Buildings | Minimum
Useful lives
Years of Estimated Useful Life	25 years
Buildings | Maximum
Useful lives
Years of Estimated Useful Life	50 years
Plant and machinery | Minimum
Useful lives
Years of Estimated Useful Life	8 years
Plant and machinery | Maximum
Useful lives
Years of Estimated Useful Life	20 years
Tools | Minimum
Useful lives
Years of Estimated Useful Life	12 years 6 months
Tools | Maximum
Useful lives
Years of Estimated Useful Life	15 years
Furniture and fixtures | Minimum
Useful lives
Years of Estimated Useful Life	10 years
Furniture and fixtures | Maximum
Useful lives
Years of Estimated Useful Life	15 years
Computer hardware | Minimum
Useful lives
Years of Estimated Useful Life	4 years
Computer hardware | Maximum
Useful lives
Years of Estimated Useful Life	8 years
Transport equipment | Minimum
Useful lives
Years of Estimated Useful Life	10 years
Transport equipment | Maximum
Useful lives
Years of Estimated Useful Life	15 years